Employee Future Benefits (Details Narrative) - Pension Benefit Plans [Member]	Sep. 30, 2019	Dec. 31, 2018
Top of range [Member]
Disclosure of defined benefit plans [line items]
Discount rate	1.10%	1.90%
Bottom of range [Member]
Disclosure of defined benefit plans [line items]
Discount rate	0.80%	1.40%